CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 29, 2020	$ 4,350	$ 177,520		$ 4	$ 4,334,564	$ (25,622,843)	$ (21,106,405)
Beginning balance (in shares) at Feb. 29, 2020	4,350,000	3,450	0	418,415
Contributed capital					(8,809)		(8,809)
Adjustment to derivative liability					2,837,687		2,837,687
Common stock issued for debt conversion				$ 23,298	3,545,388		3,568,686
Stock issued during period, shares, conversion of units (in shares)				2,329,798,068
Exercise of warrants				$ 8,942	(8,942)
Exercise of warrants (in shares)				894,210,392
Common shares and warrants issued with promissory notes				$ 50	2,652,265		2,652,315
Common shares and warrants issued with promissory notes (in shares)				5,000,000
Class F shares issued for services		$ 110			361,974		362,084
Class F shares issued for services (in shares)		110
Cancellation of Series F Preferred Shares		$ (816)			816
Cancellation of series F preferred shares (in shares)		(816)
Issuance of Series F shares as part of debt settlement		$ 55			1,151,111		1,151,166
Issuance of series F shares as part of debt settlement (in shares)		55
Warrants issued as part of debt					1,898,500		1,898,500
Rounding shares
Rounding shares (in shares)				9
Net income						(5,898,911)	(5,898,911)
Ending balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	16,764,554	(31,521,754)	(14,543,687)
Ending balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Net income							(35,904,918)
Series F preferred shares cancelled in exchange for promissory notes (in shares)		(83)
Series F preferred shares issued on exercise of warrants		$ 38
Series F preferred shares issued on exercise of warrants (in shares)		38
Series F Preferred Shares converted to common shares		$ (78)
Series F preferred shares converted to common shares (in shares)		(78)
Relative fair value of warrants issued with debt							4,749,006
Ending balance, value at May. 31, 2021	$ 4,350	$ 176,786					(19,347,870)
Ending balance (in shares) at May. 31, 2021	4,350,000	2,716
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	16,764,554	(31,521,754)	(14,543,687)
Beginning balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Net income							(47,831,733)
Ending balance, value at Nov. 30, 2021	$ 3,350	$ 101,618					(16,099,453)
Ending balance (in shares) at Nov. 30, 2021	3,350,000	2,532
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	16,764,554	(31,521,754)	(14,543,687)
Beginning balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Adjustment to derivative liability					422,272		422,272
Common stock issued for debt conversion				$ 310	898,395		898,705
Stock issued during period, shares, conversion of units (in shares)				31,042,436
Exercise of warrants				$ 3,003	(3,003)
Exchange of debt for common shares				$ 1,161	6,454,235		6,455,396
Exchange of debt for common shares (in shares)				116,104,232
Stock based compensation on issuable shares (in shares)				2,100,000
Exercise of warrants (in shares)				300,251,561
Warrants issued as part of debt					4,749,006		4,749,006
Net income						(62,197,484)	(62,197,484)
Cancellation of Series E Shares	(1,000)				1,000
Cancellation of series E preferred shares (in shares)		(1,000,000)
Series F Preferred Shares issued with amendment agreement		$ 40			3,244,700		3,244,740
Series F preferred shares issued with amendment agreement (in shares)		40
Series F Preferred Shares Warrants issued with amendment agreement					29,770,474		29,770,474
Series F Preferred Shares cancelled in exchange for promissory notes		$ (83)			(6,732,752)		(6,732,835)
Series F preferred shares cancelled in exchange for promissory notes (in shares)		(83)
Series F preferred shares issued on exercise of warrants		$ 38			(38)
Series F preferred shares issued on exercise of warrants (in shares)		38
Series F Preferred Shares converted to common shares		$ (78)		$ 3,164	(3,086)
Series F preferred shares converted to common shares (in shares)		(78)		316,345,998
Redemption of 19 Issuable Series F shares		$ (74,984)				(425,016)	(500,000)
Exchange of Series F Preferred Shares for debt		$ (184)			(3,999,976)		(4,000,160)
Exchange of Series F preferred shares for debt (in shares)		(184)
Issuance of Series G preferred as equity awards per employment agreement (in shares)			1,500
Issuance of Series G preferred as equity awards per employment agreement			$ 1,500,000				1,500,000
Redemption of Series G shares as compensation payment			$ (1,500,000)				(1,500,000)
Redemption of Series G shares as compensation payment (in shares)			(1,500)
Stock based compensation on issuable shares				21	109,179		109,200
Issuance of shares, net of $253,811 issuance costs				$ 6,452	12,515,480		12,521,932
Issuance of shares, net of issuance costs (in shares)				645,168,473
Cashless exercise of 100,000,000 warrants				$ 948	(948)
Cashless exercise of warrants (in shares)				94,770,776
Relative fair value of warrants issued with debt					3,319,816		3,319,816
Warrants as issuance cost					21,918		21,918
Warrants as consideration for debt extensions					5,415,000		5,415,000
Stock based compensation					69,350		69,350
Ending balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)	[1]
Ending balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Beginning balance, value at May. 31, 2021	$ 4,350	$ 176,786					(19,347,870)
Beginning balance (in shares) at May. 31, 2021	4,350,000	2,716
Adjustment to derivative liability							422,272
Common stock issued for debt conversion							898,705
Exercise of warrants
Exchange of debt for common shares							6,455,396
Net income							(4,832,373)
Cancellation of Series E Shares	$ (1,000)
Cancellation of series E preferred shares (in shares)	(1,000,000)
Exchange of Series F Preferred Shares for debt		$ (184)					(4,000,160)
Exchange of Series F preferred shares for debt (in shares)		(184)
Relative fair value of warrants issued with debt							2,035,033
Ending balance, value at Aug. 31, 2021	$ 3,350	$ 176,602					(18,259,797)
Ending balance (in shares) at Aug. 31, 2021	3,350,000	2,532
Net income							(7,094,442)
Redemption of 19 Issuable Series F shares		(74,984)					(500,000)
Issuance of Series G preferred as equity awards per employment agreement (in shares)			1,500
Issuance of Series G preferred as equity awards per employment agreement			$ 1,500,000				1,500,000
Redemption of Series G shares as compensation payment			$ (1,500,000)				(1,500,000)
Redemption of Series G shares as compensation payment (in shares)			(1,500)
Issuance of shares, net of $253,811 issuance costs							8,470,003
Cashless exercise of 100,000,000 warrants
Relative fair value of warrants issued with debt							1,284,783
Ending balance, value at Nov. 30, 2021	$ 3,350	$ 101,618					(16,099,453)
Ending balance (in shares) at Nov. 30, 2021	3,350,000	2,532
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)	[1]
Beginning balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Net income							(4,671,686)
Issuance of shares, net of $253,811 issuance costs							1,645,222
Ending balance, value at May. 31, 2022	$ 3,350	$ 101,618					(24,002,822)
Ending balance (in shares) at May. 31, 2022	3,350,000	2,532
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	$ 73,015,576	$ (94,144,254)	(20,976,357)	[1]
Beginning balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Net income							(12,930,211)
Ending balance, value at Nov. 30, 2022	$ 3,350	$ 101,619					(30,495,512)
Ending balance (in shares) at Nov. 30, 2022	3,350,000	2,533
Beginning balance, value at May. 31, 2022	$ 3,350	$ 101,618					(24,002,822)
Beginning balance (in shares) at May. 31, 2022	3,350,000	2,532
Net income							(4,172,865)
Series F Preferred Shares issued with amendment agreement							118,500
Issuance of shares, net of $253,811 issuance costs							1,891,267
Cashless exercise of 100,000,000 warrants
Relative fair value of warrants issued with debt							404,374
Ending balance, value at Aug. 31, 2022	$ 3,350	$ 101,618					(28,722,046)
Ending balance (in shares) at Aug. 31, 2022	3,350,000	2,532
Net income							(4,085,660)
Issuance of shares, net of $253,811 issuance costs							1,121,490
Relative fair value of warrants issued with debt							(10,424)
Ending balance, value at Nov. 30, 2022	$ 3,350	$ 101,619					$ (30,495,512)
Ending balance (in shares) at Nov. 30, 2022	3,350,000	2,533

[1]	Derived from audited information